CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Total revenues	$ 1,757,216	$ 1,754,677	$ 1,759,836
Costs and Expenses
Cost of revenues	421,837	369,521	374,279
Sales and marketing	490,434	480,791	461,421
Product development	324,222	308,747	333,628
General and administrative	55,898	101,294	117,574
Total costs and expenses	1,292,391	1,260,353	1,286,902
Income from operations	464,825	494,324	472,934
Income (loss) from equity method investments	76,666	(12,170)	13,392
Realized gain (loss) from investments	506	261	(766)
Fair value changes through earnings on investments, net	21,258	18,564	43,002
Investment-related impairment and provision	(5,972)	(93,382)	(23,642)
Interest income	116,826	123,336	118,209
Interest expense	(82,442)	(105,397)	(120,070)
Other income (loss), net	13,929	(4,881)	(277)
Income before income tax expenses	605,596	420,655	502,782
Less: income tax expenses	144,521	110,550	145,287
Net income	461,075	310,105	357,495
Less: Net income attributable to non-controlling interests	2,968	2,556	2,095
Accretion to redeemable non-controlling interests	9,087	6,748	12,802
Net income attributable to Weibo's shareholders	449,020	300,801	342,598
Other comprehensive income (loss)
Currency translation adjustments (for which there were no taxes)	139,781	(99,325)	(114,683)
Total comprehensive income	600,856	210,780	242,812
Less: comprehensive income attributable to non-controlling interests and redeemable non-controlling interests	14,395	7,963	15,291
Comprehensive income attributable to Weibo's shareholders	$ 586,461	$ 202,817	$ 227,521
Shares used in computing net income per share attributable to Weibo's shareholders:
Basic (in shares)	238,787	237,324	235,560
Diluted (in shares)	268,560	265,241	239,974
Income per share:
Basic (in dollars per share)	$ 1.88	$ 1.27	$ 1.45
Diluted (in dollars per share)	$ 1.7	$ 1.16	$ 1.43
Advertising and marketing revenues
Revenues:
Total revenues	$ 1,501,630	$ 1,498,693	$ 1,534,014
Advertising and marketing revenues | Third parties
Revenues:
Total revenues	1,289,273	1,315,055	1,344,354
Advertising and marketing revenues | Other related parties
Revenues:
Total revenues	24,212	41,831	32,733
Advertising and marketing revenues | Alibaba | Related party
Revenues:
Total revenues	173,834	116,785	111,608
Advertising and marketing revenues | SINA | Related party
Revenues:
Total revenues	14,311	25,022	45,319
Value-added services revenues
Revenues:
Total revenues	$ 255,586	$ 255,984	$ 225,822